Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Allowance for credit losses	$ 4	$ 4
Series A GCI Group common stock
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	3,650,938	0
Common stock shares outstanding	3,650,938	0
Series B GCI Group common stock
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	3,750,000	3,750,000
Common stock shares issued	400,806	0
Common stock shares outstanding	400,806	0
Series C GCI Group common stock
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	24,646,095	0
Common stock shares outstanding	24,646,095	0